Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net income	$ 11,355	$ 14,027	$ 805
Reconciliation of net income to net cash provided by operating activities:
Loss from discontinued operations, net of income tax	539	1,395	0
Depreciation and amortization expense	11,294	10,917	8,889
Provision for doubtful accounts	78	37	1,604
Stock-based compensation expense	2,723	1,065	893
Excess tax benefits from stock-based compensation	(989)	0	0
Deferred income taxes	883	3,997	1,441
Other, net	(1,593)	605	1,914
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(8,654)	(8,354)	(6,534)
Inventories	(1,856)	(3,147)	(3,690)
Prepaid expenses and other current assets	(793)	(1,202)	(741)
Accounts payable	(2,221)	(1,530)	4,265
Accrued expenses and other current liabilities	(4,372)	3,465	6,529
Income taxes payable	(22)	1,824	(735)
Other, net	(70)	(111)	237
Net cash provided by operating activities - continuing operations	6,302	22,988	14,877
Net cash provided by (used in) operating activities - discontinued operations	4,199	(5,313)	0
Net cash provided by operating activities	10,501	17,675	14,877
Investing activities:
Capital expenditures	(7,903)	(17,354)	(9,286)
Acquisition of businesses	(265)	(905)	(12,540)
Proceeds from sale of assets	16	30	140
Net cash used in investing activities - continuing operations	(8,152)	(18,229)	(21,686)
Net cash used in investing activities - discontinued operations	(187)	(16,828)	0
Net cash used in investing activities	(8,339)	(35,057)	(21,686)
Financing activities:
Payments on debt	(1,012)	(2,274)	(34,191)
Proceeds from issuance of debt	0	20,000	39,300
Debt issuance costs	0	(50)	(595)
Excess tax benefits from stock-based compensation	989	0	0
Issuance of common stock	158	573	584
Other	(250)	(250)	0
Net cash (used in) provided by financing activities	(115)	17,999	5,098
Effect of exchange rate changes on cash	(1,534)	(562)	372
Increase (decrease) in cash and cash equivalents	513	55	(1,339)
Cash and cash equivalents at beginning of year	33,240	33,185	34,524
Cash and cash equivalents at end of year	33,753	33,240	33,185
Supplemental cash flow information:
Cash paid for interest	1,331	1,104	904
Cash paid for income taxes, net of refunds received	5,975	2,823	4,063
Non-cash investing and financing activities:
Issuance of notes payable related to acquisition of business	0	5,801	0
Debt incurred for purchase of assets	$ 0	$ 0	$ 1,444